Stock-Based Compensation, Summary of Stock-Based Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-Based Compensation Arrangement by Share-based Payment Award
Shares available for grant				3,383,998
Payout percentage assumption				200.00%
Stock-based compensation expense				$ 55	$ 80	$ 105
Income tax benefit for stock-based compensation arrangements		$ 11	$ (7)	24	29	37
Tax benefit realized from exercise or vesting of stock-based compensation awards		54	3	46	42	30
Share-based compensation expense		$ 28	$ (18)
Stock appreciation rights (SARs)
Share-Based Compensation Arrangement by Share-based Payment Award
Exercised stock appreciation rights (shares)		300,000	200,000
Stock-based compensation expense				$ 15	35	61
Vesting period				3 years
Life of award (years)				7 years
Cash used to settle awards		$ 20	$ 4	$ 31	37	$ 38
Amount recorded in other current liabilities		55		$ 60	$ 76
Share-based compensation expense	[1]	$ 15	$ (18)
Stock-based compensation awards other than options, Outstanding
Outstanding at January 1, 2014		1,089,000	2,196,000	2,196,000
Exercised				(955,000)
Forfeited				(152,000)
Outstanding at December 31, 2014				1,089,000	2,196,000
Vested or expected to vest at December 31, 2014				1,089,000
Exercisable at December 31, 2014				1,089,000
Equity Instruments, Additional Disclosures
Weighted average exercise price, outstanding at January 1, 2014		$ 18.16	$ 24.53	$ 24.53
Weighted average exercise price, exercised				28.09
Weighted average exercise price, forfeited				47.82
Weighted average exercise price, outstanding at December 31, 2014				18.16	$ 24.53
Weighted average exercise price, vested or expected to vest at December 31, 2014				18.16
Weighted average exercise price, exercisable at December 31, 2014				$ 18.16
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsOutstandingWeightedAverageRemainingContractualTerms				1 year 2 months 12 days	1 year 6 months 4 days
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsOutstandingWeightedAverageRemainingContractualTerms				1 year 2 months 12 days	1 year 6 months 4 days
Weighted average remaining contractual term, other than options vested or expected to vest				1 year 2 months 12 days
Weighted average remaining contractual term, other than options exercisable at December 31, 2014				1 year 2 months 12 days
Fair Value Assumptions and Methodology
Expected life from date of grant (years)				7 years	7 years	7 years
Expected volatility				58.00%	61.00%	57.00%
Expected dividend yield				1.00%	2.00%	1.00%
Risk-free interest rate				0.30%	0.20%	0.20%
Performance share awards
Share-Based Compensation Arrangement by Share-based Payment Award
Payout percentage assumption				100.00%
Stock-based compensation expense				$ 17	$ 20	$ 13
Vesting period				3 years
Share-based compensation expense	[2]	$ 4	$ (3)
Vesting percentage lower limit				0.00%
Vesting percentage upper limit				200.00%
Performance period				3 years
Nonvested awards, total compensation cost not yet recognized				$ 9
Total compensation cost not yet recognized, period for recognition				1 year 8 months 12 days
Weighted average payout percentage				114.00%
Stock-based compensation awards other than options, Outstanding
Outstanding at January 1, 2014		615,000	805,000	805,000
Granted		100,000		383,000
Vested				(444,000)
Forfeited				(129,000)
Outstanding at December 31, 2014				615,000	805,000
Equity Instruments, Additional Disclosures
Weighted average grant date fair value, nonvested at January 1, 2014		$ 42.82	$ 36.70	$ 36.70
Weighted average grant date fair value, granted		$ 117.96		54.42	$ 53.81	$ 30.98
Weighted average grant date fair value, vested				42.39
Weighted average grant date fair value, forfeited				40.55
Weighted average grant date fair value, nonvested at December 31, 2014				$ 42.82	$ 36.70
Intrinsic value				$ 46	$ 47
Fair Value Assumptions and Methodology
Expected volatility				44.00%	45.00%	45.00%
Expected dividend yield				0.00%	1.00%	1.00%
Risk-free interest rate				0.50%	0.70%	0.40%
Market stock units
Share-Based Compensation Arrangement by Share-based Payment Award
Payout percentage assumption				100.00%
Stock-based compensation expense				$ 17	$ 17	$ 13
Vesting period				3 years
Share-based compensation expense	[3]	$ 5	$ 3
Vesting percentage lower limit				50.00%
Vesting percentage upper limit				200.00%
Performance period				3 years
Nonvested awards, total compensation cost not yet recognized				$ 14
Total compensation cost not yet recognized, period for recognition				1 year 4 months 24 days
Weighted average payout percentage				172.00%
Market Condition Market Stock Units				50.00%
Stock-based compensation awards other than options, Outstanding
Outstanding at January 1, 2014		1,331,000	1,391,000	1,391,000
Granted		400,000		823,000
Vested				(706,000)
Forfeited				(177,000)
Outstanding at December 31, 2014				1,331,000	1,391,000
Equity Instruments, Additional Disclosures
Weighted average grant date fair value, nonvested at January 1, 2014		$ 51.84	$ 44.03	$ 44.03
Weighted average grant date fair value, granted		$ 114.57		57.60	$ 66.11	$ 33.93
Weighted average grant date fair value, vested				44.35
Weighted average grant date fair value, forfeited				47.13
Weighted average grant date fair value, nonvested at December 31, 2014				$ 51.84	$ 44.03
Intrinsic value				$ 99	$ 81
Fair Value Assumptions and Methodology
Expected volatility				44.00%	45.00%	51.00%
Expected dividend yield				2.00%	1.00%	0.00%
Risk-free interest rate				0.70%	0.40%	0.30%
Restricted common stock
Share-Based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense				$ 3	$ 2	$ 6
Performance period				3 years
Nonvested awards, total compensation cost not yet recognized				$ 5
Total compensation cost not yet recognized, period for recognition				2 years 3 months 18 days
Vested in period, total fair value				$ 2	$ 18	$ 14
Fair value of nonvested awards				$ 9
Stock-based compensation awards other than options, Outstanding
Outstanding at January 1, 2014		128,000	98,000	98,000
Granted				74,000
Vested				(27,000)
Forfeited				(17,000)
Outstanding at December 31, 2014				128,000	98,000
Equity Instruments, Additional Disclosures
Weighted average grant date fair value, nonvested at January 1, 2014		$ 51.04	$ 35.88	$ 35.88
Weighted average grant date fair value, granted				61.76	$ 53.15	$ 30.78
Weighted average grant date fair value, vested				44.30
Weighted average grant date fair value, forfeited				21.94
Weighted average grant date fair value, nonvested at December 31, 2014				$ 51.04	$ 35.88
Stock options
Share-Based Compensation Arrangement by Share-based Payment Award
Annual vesting percentage				33%
Life of option (years)				ten years
Stock-based compensation expense				$ 0	$ 0	$ 2
Stock-based compensation awards, options, outstanding
Outstanding at January 1, 2014		704,000	1,410,000	1,410,000
Granted				0	0
Exercised				(696,000)
Forfeited				(10,000)
Outstanding at December 31, 2014				704,000	1,410,000
Vested or expected to vest at December 31, 2014				704,000
Exercisable at December 31, 2014				704,000
Equity Instruments, Additional Disclosures
Weighted average stock option exercise price, outstanding at January 1, 2014		$ 31.05	$ 28.97	$ 28.97
Weighted average stock option exercise price, exercised				26.98
Weighted average stock option exercise price, forfeited or expired				20.99
Weighted average stock option exercise price, outstanding at December 31, 2014				31.05	$ 28.97
Weighted average stock option exercise price, vested or expect to vest at December 31, 2014				31.05
Weighted average stock option exercise price, exercisable at December 31, 2014				$ 31.05
Aggregate stock option intrinsic value, outstanding at January 1, 2014		$ 30	$ 42	$ 42
Aggregate stock option intrinsic value, outstanding at December 31, 2014				30	$ 42
Aggregate stock option intrinsic value, vested or expected to vest at December 31, 2014				30
Aggregate stock option intrinsic value, exercisable at December 31, 2014				$ 30
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2				3 years 1 month 6 days	3 years 4 months 24 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2				3 years 1 month 6 days	3 years 4 months 24 days
Weighted average remaining contractual term, stock options vested or expected to vest at December 31, 2014				3 years 1 month 6 days
Weighted average remaining contractual term, stock options exercisable at December 31, 2014				3 years 1 month 6 days
Total intrinsic value, stock options exercised				$ 25	$ 48	28
Tax benefit from stock options exercised				9
Other stock-based compensation
Share-Based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense				$ 3	$ 6	$ 10
Other stock-based awards [Member]
Share-Based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	[4]	$ 4	$ 0

[1]	We paid cash of $20 million and $4 million to settle 0.3 million and 0.2 million SARs that were exercised during the three months ended March 31, 2015 and 2014, respectively. We had $55 million and $60 million recorded in accrued liabilities associated with our SARs awards at March 31, 2015 and December 31, 2014, respectively.
[2]	We granted 0.1 million market condition performance share awards at a weighted average grant date fair value of $117.96 per share under the amended and restated 2011 Long-Term Incentive Plan (“2011 Plan”) during the three months ended March 31, 2015.
[3]	We granted 0.4 million market stock units at a weighted average grant date fair value of $114.57 per unit under the 2011 Plan during the three months ended March 31, 2015.
[4]	We have aggregated expenses for certain award types as they are not considered significant.